CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 4,834	$ 3,308
Restricted cash	5,221	4,362
Cash, cash equivalents and restricted cash at end of year from continuing operations	$ 10,055	$ 7,670	$ 1,609